Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	2013	2012
Finished goods	$640,355	$627,338
Health care supplies	195,519	154,840
Raw materials and purchased components	185,146	171,373
Work in process	76,084	83,258
Inventories	$1,097,104	$1,036,809